Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group are listed below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhang Commercial Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”)	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd. (“Nanmu”)	An affiliate of Jia Li
Ke Li	Supervisor of Youpin Automobile Service Group Co. Ltd

(a) Amounts due from related parties

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Nanmu (Shanghai) Financial Leasing Co., Ltd. (1)	60,244	1,552	229
Huzhou Zheyou New Energy Sales Co., Ltd.	30	-	-
	60,274	1,552	229

(1)	Amounts due from Nanmu (Shanghai) Financial Leasing Co., Ltd. (“Nanmu”) represent an investment deposit with Nanmu. As of the date of this report, Nanmu had returned RMB58,692 (US$8,650) of the relevant investment deposit.

(b) Amounts due to related parties

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
(Unaudited)
UNEX EV(1)	1,037	-	-
	1,037	-	-

(1)	Amounts due to UNEX EV represent loans extended to Energy U Limited for its operational purposes.

(c) Related Party Transactions

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd.	20,001	(58,692)	(8,650)
Cash Advance to Jia Li	3,749	-	-
Cash Advance to Ke Li	(118)	-	-
Repayment of loans to Shanghai Youcang	(100)	-	-
Cash Advance to Bingyi Zhao	(123)	-	-
Deposit to Huzhou Zheyou	-	(30)	(4)
Repayment of loans from Ke Li	(3,000)	-	-
Loans from Jia Li	924	-	-
Repayment of loans from Bingyi Zhao	(4)	-	-
Loans/(Repayment of loans) from UNEX EV	1,361	(1,037)	(153)
Capital contribution from Jia Li(2)	-	20,355	3,000

(2)	On April 27, 2026, Mr. Jia Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors, entered into a subscription agreement with the Company to purchase 1,829,269 Class A ordinary shares at a price of US$1.64 per share, for an aggregate consideration of approximately US$3.0 million. The transaction was completed on May 6, 2026, and was reviewed and approved by the Company’s Audit Committee.